Note 3 - Inventories (Tables)	12 Months Ended
Oct. 31, 2017
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	October 31,
	2017	2016
Finished goods	$5,869,269	$4,657,779
Work in process	2,507,434	2,591,885
Raw materials	8,108,433	7,515,717
Production supplies	296,313	258,585
Total	$16,781,449	$15,023,966